Short-term investments	12 Months Ended
Dec. 31, 2019
Short Term Investment Abstract
Short-term investments [Text Block]

9. Short-term investments

As at December 31, 2019, short-term investments are comprised of a $15.9 million secured senior loan ($10.0 million as at December 31, 2018) (Note 12) with Falco Resources Ltd. ("Falco"), an associate of Osisko, bearing interest at a rate of 7%, compounded quarterly, and payable on December 31, 2020. As at December 31, 2019, short-term investments also included three other notes receivable from exploration and development mining companies for an aggregate amount of $4.8 million, bearing interest rates ranging from 10.5% to 12.0% and having maturity dates in May and June 2020.